10-K Acquisitions - Narrative (Details) € in Millions							3 Months Ended		12 Months Ended
	Apr. 19, 2024 USD ($)	Feb. 02, 2024 USD ($)	Feb. 02, 2024 EUR (€)	Jan. 17, 2024 USD ($)	Jul. 05, 2023 USD ($)	Apr. 06, 2023 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Acquisitions
Goodwill expected tax deductible amount										$ 0
Notes receivable - current				$ 7,000,000.0			$ 6,368,000		$ 4,629,000	451,000
Net income (loss)							$ 69,783,000	$ (60,246,000)	(228,153,000)	(222,007,000)	[1]	$ (290,337,000)	[1]
Measurement period adjustment									(3,984,000)	$ 63,000
Revenue since acquisition date												9,900,000
Net income since acquisition												600,000
Dark Heart
Acquisitions
Consideration paid in cash, net of working capital adjustments				$ 1,693,000
Clever Leaves’ Asset
Acquisitions
Consideration paid in cash, net of working capital adjustments					$ 2,700,000
NGC
Acquisitions
Consideration transferred	$ 23,773,000
Measurement period adjustment, deferred tax liability									$ 4,000,000.0
Curaleaf Poland S.A.
Acquisitions
Consideration transferred		$ 2,823,000	€ 1.5
Deseret Wellness, LLC
Acquisitions
Consideration transferred						$ 14,620,000
Business combination, acquisition-related cost, expense						300,000
Measurement period adjustment, inventory						200,000
Measurement period adjustment						$ 200,000
Pro forma revenue												13,700,000
Pro forma net income												$ 600,000

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.